Contract balances (Details) ₨ in Thousands, $ in Thousands		Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Statement [Line Items]
Trade Receivables	[1]	₨ 11,345,542		₨ 10,784,668
Contract Assets – Unbilled Revenue		52,581		51,283	₨ 7,516
Contract liabilities – Deferred Income
Current contract liabilities		1,972,483		1,792,342
Non current contract liabilities		2,323,958	$ 28,266	1,797,611
Total Contract liabilities – Deferred Income		₨ 4,296,441		₨ 3,589,953

[1]	Trade receivables as of March 31, 2023 and March 31, 2022 are stated net of allowance for doubtful receivables. The Group maintains an allowance for doubtful receivables based on expected credit loss model. The Group’s exposure to credit and currency risks and impairment losses related to trade and other receivables, excluding construction work in progress is disclosed in note 34.